INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 14 - INCOME TAX EXPENSE

The provision for income taxes consisted of the following:

	For the years ended December 31,
	2023	2024	2025
	S$’000	S$’000	S$’000
Current year income tax expense	117	4	-
(Over)/Under-provision in prior year	-	(5)	4
Income tax expense/(benefit)	117	(1)	4

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. Our Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

Fitness Champs Holdings Limited is an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

BVI

Northen Star Limited is an exempted British Virgin Islands company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Dubai

Fitness Champs Excellence Sports Academy LLC is operating in Dubai and are subject to the Dubai tax law at the corporate tax rate at 9% on the assessable income arising in Dubai during its tax year.

As of December 31, 2025, the operation in Dubai incurred S$160,000 (2024: S$ Nil) of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards has no expiration. The Company has provided for a full valuation allowance against the deferred tax assets of S$160,000 (2024: S$ Nil) on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Singapore

Fitness Champs Aquatics Pte Ltd and Fitness Champs Pte Ltd are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The components of the deferred tax assets are as follows:

	As of December 31,
	2024	2025
	S$’000	S$’000
Tax loss carrying forwards	138	918

Deferred tax assets	23	156
Valuation allowance	(23)	(156)
Total deferred tax assets, net	-	-

As of December 31, 2025, the operation in Singapore incurred S$918,000 (2024: S$138,000) of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards has no expiration. The Company has provided for a full valuation allowance against the deferred tax assets of S$156,000 (2024: S$23,000) on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Below is the reconciliation of the statutory tax rate to the effective tax rate after the adoption of ASU 2023-09:

	For the years ended December 31,
	2023		2024		2025
	S$’000	Effective Tax rate	S$’000	Effective Tax rate	S$’000	Effective Tax rate
Income tax expense at Cayman statutory rate	-	-	-	-	-	-
Effect of foreign tax rates	210	17.00%	29	17.00%	(231)	17.00%
Tax effect on non-deductible expenses	7	0.57%	10	5.85%	11	-0.81%
Tax effect on non-taxable income	(9)	-0.73%	-	-	-	-
Corporate tax exemption	(17)	-1.38%	(22)	-12.87%	-	-
Deferred tax assets not recognized	-	-	-	-	165	-12.13%
Effect of lower tax rates in foreign jurisdictions	-	-	23	13.45%	74	-5.44%
(Over)/Under-provision in prior year	-		(5)	-2.92%	4	-0.29%
Corporate tax rebate	(40)	-3.24%	(16)	-9.36%	-	-%
Utilization of prior year tax losses	(34)	-2.75%	(20)	-11.70%	(19)	1.40%
Income tax expense/(benefit)	117	9.47%	(1)	-0.55%	4	-0.28%

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024, and 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended December 31, 2023, 2024, and 2025 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.